Deposits - Summary of Maturity Schedule for Term Deposits (Detail) - Canada [member] - CAD ($) $ in Millions	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2021
Disclosure Of Deposits [line items]
Term deposit	$ 258,470	$ 254,259	$ 201,240
Within three months [member]
Disclosure Of Deposits [line items]
Term deposit	45,372	46,662	34,829
Three to six months [member]
Disclosure Of Deposits [line items]
Term deposit	23,523	23,001	24,372
Six to twelve months [member]
Disclosure Of Deposits [line items]
Term deposit	57,173	50,159	30,918
One to 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	111,406	112,031	90,433
Over 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	$ 20,996	$ 22,406	$ 20,688